First Cash 401(k) Profit Sharing Plan (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Defined Contribution Plan Disclosure [Line Items]
Maximum annual contribution per employee	100.00%
Employer matching contribution	6.00%
Rate of employer match	40.00%
Vesting period for company contributions	5 years
Employer contribution amount	$ 712	$ 602	$ 525
Minimum
Defined Contribution Plan Disclosure [Line Items]
Vesting period until participation in 401(k)	6 months